Deposits, Prepayment, Other Receivables, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deposits, Prepayment, Other Receivables, Net [Abstract]
Schedule of Deposits, Prepayment, Other Receivables and Cost, Net

Deposits, prepayment, other receivables and cost, net consist of the following:

	September 30, 2025	December 31, 2024
Current
Other receivables	$99,242	$121,533
Deposits	183,033	73,913
Prepayment for legal and professional expenses	448,913	—
Advanced payment for Supplements	219,858	—
	$951,046	$195,446

Deposit with a digital asset trading platform	$2,674,042	$1,000,000

Receivable from agents	$1,272,640	$1,191,795

Prepayments	$—	$197,706

Non-current
Prepayment	$3,854,609	$33,333
	$3,854,609	$33,333

Deposits, prepayment, other receivables and deferred IPO cost, net consist of the following:

	December 31,
	2024	2023
Current
Other receivables	$121,533	$15,910
Deposits	73,917	123,008
Deferred initial public offering “IPO” cost	-	373,677
Less: allowance for expected credit loss	(4)	(14)
	$195,446	$512,581

Deposit with a digital asset trading platform	$1,000,000	$-

Receivable from agents	$1,191,795	$-

Prepayments	$197,706	$1,262,228

Non-current
Prepayment	$33,333	$1,582,156
	$33,333	$1,582,156

Schedule of Movement of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	September 30, 2025	December 31, 2024
Balance at beginning of the year	$(4)	$(14)
Reversal of provision (Provision)	4	10
Ending balance	$-	$(4)

The movement of allowances for expected credit loss is as follow:

	December 31,
	2024	2023
Balance at beginning of the year	$(14)	$(141)
Reversal of provision (Provision)	10	127
Ending balance	$(4)	$(14)